EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (62)	$ (50)	$ (65)
Non-current liabilities	(1,820)	(1,639)	(1,563)
Net amount recognized	$ (1,882)	$ (1,689)	$ (1,628)
Weighted average assumptions used:
Discount rate	2.80%	3.40%	4.50%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 2,518	$ 2,546	$ 3,691
Non-current liabilities
Net amount recognized	$ 2,518	$ 2,546	$ 3,691
Weighted average assumptions used:
Discount rate	2.50%	3.20%	4.40%
Rate of compensation increases
Pre 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.00%	6.20%	6.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2029
Pre 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.00%	6.20%	6.90%
Post 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.50%	(5.00%)	13.10%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2029
Post 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.50%	6.10%	7.90%